Schedule of purchase of goods (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Purchase of goods	$ 11,505,167	$ 14,427,502
YMA DG [member]
IfrsStatementLineItems [Line Items]
Total Purchase of goods	11,505,167	10,438,247
Forwell [member]
IfrsStatementLineItems [Line Items]
Total Purchase of goods		$ 3,989,255